DEPOSITS BY BANKS (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 13,993	£ 20,332
Drawdown from TFSME	11,000	17,000
Items in the course of transmission
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	523	732
Deposits held as collateral
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	682	860
Other deposits
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	12,787	18,737
Amounts due to Santander UK subsidiaries
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 1	£ 3